                                                          FILE NUMBER 028-00568

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

         Report for the Calendar Year or Quarter Ended March 31, 2011

                     If amended report check here: ______

Name of Institutional Investment Manager:
Torray LLC

Business Address:
7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
William M Lane, Vice President (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 16th day of May, 2011.

                                                 By: /s/ William M Lane
                                                 ______________________________
                                                 William M Lane, Vice President
                                                 for Torray LLC

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                          Form 13f Information Table

                                                                                                 VOTING AUTHORITY
                                                      VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   -------------------
NAME OF ISSUER                      CLASS    CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
--------------                      ------ --------- -------- ------- --- ---- ------- -------- ------ ------ -----
AT&T Inc........................... Common 00206R102  15772   515400  SH        Sole            491400        24000
Abbott Laboratories................ Common 002824100  11702   238580  SH        Sole            226880        11700
Accenture PLC Ire.................. Common G1151C101   2089    38005  SH        Sole             38005
Adobe Systems...................... Common 00724F101   2049    61791  SH        Sole             61791
Altria Group....................... Common 02209S103    385    14800  SH        Sole             14800
America Movil...................... Common 02364W105   2317    39884  SH        Sole             39884
American Express Co................ Common 025816109  11597   256568  SH        Sole            243443        13125
American Tower..................... Common 029912201   3297    63624  SH        Sole             63624
Amphenol........................... Common 032095101   2509    46135  SH        Sole             46135
Apple Computer..................... Common 037833100   3820    10962  SH        Sole             10962
Automatic Data Processing Inc...... Common 053015103  13657   266176  SH        Sole            252576        13600
Baxter Intl Inc.................... Common 071813109  14904   277188  SH        Sole            264988        12200
Becton Dickinson & Co.............. Common 075887109  12687   159350  SH        Sole            150050         9300
Berkshire Hathaway B............... Common 084670702   2410    28818  SH        Sole             28818
Boardwalk Pipeline Partners........ Common 096627104    327    10000  SH        Sole             10000
Chubb Corp......................... Common 171232101  13500   220200  SH        Sole            208900        11300
Cintas Corp........................ Common 172908105  15881   524656  SH        Sole            499456        25200
Cisco Sys Inc...................... Common 17275R102  12250   714294  SH        Sole            682494        31800
Colgate Palmolive Co............... Common 194162103  16001   198136  SH        Sole            189236         8900
ConocoPhillips..................... Common 20825C104   1018    12750  SH        Sole             12750
Core Laboratories.................. Common N22717107   1736    16991  SH        Sole             16991
Danaher............................ Common 235851102   3386    65249  SH        Sole             65249
Du Pont E I De Nemours & Co........ Common 263534109  17139   311800  SH        Sole            293200        18600
EMC Corp........................... Common 268648102  15381   579310  SH        Sole            547976        31334
Enbridge........................... Common 29250N105   3620    58903  SH        Sole             58903
Enbridge Energy Partners........... Common 29250R106    372     5750  SH        Sole              5750
Enterprise Products Prtnrs......... Common 293792107    431    10000  SH        Sole             10000
EOG Resources...................... Common 26875P101   3054    25766  SH        Sole             25766
Fiserv............................. Common 337738108   2260    36030  SH        Sole             36030
Franklin Resources................. Common 354613101   2313    18489  SH        Sole             18489
Frontier Communications............ Common 35906A108    123    15000  SH        Sole             15000
Gannett Co Inc..................... Common 364730101  10110   663810  SH        Sole            628110        35700
General Dynamics Corp.............. Common 369550108  12349   161300  SH        Sole            151600         9700
General Electric Company........... Common 369604103  14249   710693  SH        Sole            677113        33580
Gilead Sciences.................... Common 375558103   2749    64719  SH        Sole             64719
Global Payments.................... Common 37940x102   1670    34143  SH        Sole             34143
Hewlett Packard Co................. Common 428236103   9775   238600  SH        Sole            225700        12900
Intel Corp......................... Common 458140100  12603   624816  SH        Sole            592816        32000
International Business Machines.... Common 459200101  14690    90085  SH        Sole             85285         4800
Johnson & Johnson.................. Common 478160104  16051   270910  SH        Sole            259249        11661
JPMorgan Chase..................... Common 46625H100   2002    43424  SH        Sole             43424

Kinder Morgan Energy LP.......... Common   494550106   370   5000 SH    Sole     5000
Kraft Foods Inc.................. Common   50075N104 15714 501100 SH    Sole   472400   28700
Loews Corporation................ Common   540424108 17118 397250 SH    Sole   375950   21300
Lubrizol......................... Common   549271104  2205  16457 SH    Sole    16457
Marsh & McLennan Companies Inc... Common   571748102 16142 541508 SH    Sole   512435   29073
McGraw Hill Cos Inc.............. Common   580645109 15386 390500 SH    Sole   370100   20400
Merck............................ Common   58933Y105   401  12150 SH    Sole    12150
MICROS Systems................... Common   594901100  2368  47913 SH    Sole    47913
Natural Resources Prtnrs......... Common   63900P103   351  10000 SH    Sole    10000
Nike............................. Common   654106103  1697  22424 SH    Sole    22424
Novo Nordisk..................... Common   670100205  2027  16187 SH    Sole    16187
Oracle........................... Common   68389X105  2782  83222 SH    Sole    83222
PepsiCo.......................... Common   713448108  2475  38422 SH    Sole    38422
Philip Morris.................... Common   718172109   791  12050 SH    Sole    12050
Plains All Amer Pipeline LP...... Common   726503105   319   5000 SH    Sole     5000
Potlatch......................... Common   737630103   362   9000 SH    Sole     9000
Praxair.......................... Common   74005P104  2017  19852 SH    Sole    19852
Procter & Gamble Co.............. Common   742718109 10266 166650 SH    Sole   157850    8800
Progress Energy.................. Common   743263105   360   7800 SH    Sole     7800
Schlumberger Limited............. Common   806857108   434   4650 SH    Sole     4650
Sysco Corp....................... Common   871829107 10332 373000 SH    Sole   352900   20100
3M Co............................ Common   88579Y101 13174 140900 SH    Sole   133000    7900
United Technologies.............. Common   913017109  3278  38719 SH    Sole    38719
UnitedHealth Group Inc........... Common   91324P102 15599 345120 SH    Sole   326520   18600
Verizon Communications Inc....... Common   92343V104   385  10000 SH    Sole    10000
Visa............................. Common   92826C839  3490  47401 SH    Sole    47401
Voyager Oil And Gas.............. Common   92911K100   115  26051 SH    Sole    26051
Walgreen Co...................... Common   931422109  8983 223800 SH    Sole   211700   12100
Wellpoint Inc.................... Common   94973V107 15346 219890 SH    Sole   208490   11400
Wells Fargo & Co New............. Common   949746101 14208 448200 SH    Sole   425000   23200
Western Union Company............ Common   959802109 15590 750600 SH    Sole   709900   40700
XL Capital....................... Common   G98290102   341  13850 SH    Sole    13850
Standard&Poors...................          78462F103  1758  13258 SH    Sole    13258
Total Value (X$1000):............ 500423
Total Shares Prn/Amt:............ 12701029
Total Sole Shares/Prn Amt:....... 12107356
Total Shared Shares/Prn Amt:..... 0
Total None Shares/Prn Amt:....... 593673